Consideration payables for acquisitions	12 Months Ended
Mar. 31, 2017
Consideration payables for acquisitions
Consideration payables for acquisitions

9. Consideration payables for acquisitions

        Payables for acquisitions consist of contingent consideration payable for acquisitions of businesses and software and deferred consideration payable for which contingencies have resolved. Contingent consideration, resulting from business combinations, is valued at fair value at the acquisition date as part of the business combination and is subsequently remeasured to fair value at each reporting date as discussed in Note 3 above. The determination of the fair value is based on discounted cash flows. The key assumptions take into consideration the probability of meeting each performance target and the discount factor. Contingent consideration is categorized within Level 3 of the fair value hierarchy and transferred out of recurring fair value measurements when the contingency is resolved as current payable for business acquisition or software acquisition.

        The following table presents the Group's consideration payable for acquisitions as of March 31, 2017 and 2016:

	As of March 31,
	2017	2016
Contingent payable for business acquisition	$5,652	$350
Contingent payable for software acquisition	26	29
Current payable for business acquisition	11,535	5,216
Current payable for software acquisition	8	—

Total payable for acquisitions, current	17,221	5,595

Contingent payable for business acquisition	32,206	7,331
Contingent payable for software acquisition	—	386
Non-current payable for business acquisition	—	4,069

Total payable for acquisitions, non-current	$32,206	$11,786

Total payable for acquisitions	$49,427	$17,381

        The reconciliation from the opening balance to the closing balance for the Group's consideration payable is presented below:

	For the years ended March 31,
	2017	2016
As of the beginning of the period	$17,381	$26,101
Additions, net of measurement period adjustment	47,951	501
Payments	(4,577)	(6,126)
Transfers to additional paid-in capital	(1,107)	(559)
Foreign currency loss	(190)	(25)
Gain from revaluation	(10,031)	(2,511)

As of the end of the period	$49,427	$17,381